LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details Textual) - COP ($) $ in Millions		10 Months Ended	12 Months Ended
		Oct. 31, 2016	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Reversal, allowance account for credit losses of financial assets			$ 4,562,875	[1]	$ 2,706,038	[2]	$ 2,218,892	[3]
Loans and advances to banks			8,154,507		7,862,401
Allowance account for credit losses of financial assets			10,235,831		8,223,103		8,223,103		$ 5,248,755
Impairment loss recognised in profit or loss			(168,756)		173,339		0
Increase (decrease) in allowance account for credit losses of financial assets			2,444		0		0
Utilisation, allowance account for credit losses of financial assets			3,815,912		2,275,300		1,533,202
Compania de financiamiento Tuya S.A [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Reversal, allowance account for credit losses of financial assets	[4]						147,668
Allowance account for credit losses of financial assets							440,897		$ 351,375
Utilisation, allowance account for credit losses of financial assets							228,757
Loans and receivables, category [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Reversal, allowance account for credit losses of financial assets			459,860		410,860		286,529
Impairment loss recognised in profit or loss			3,851,625		3,468,699		$ 2,643,710
Loans and receivables, category [member] | Compania de financiamiento Tuya S.A [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Reversal, allowance account for credit losses of financial assets		$ 5,011
Allowance account for credit losses of financial assets		318,279
Impairment loss recognised in profit or loss		$ 323,290
Stage One [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Loans and advances to banks			8,140,354
Allowance account for credit losses of financial assets			1,759,775		1,601,051
Utilisation, allowance account for credit losses of financial assets			47,608
Stage One [Member] | 12-month expected credit losses [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts			14,599,662
Increase (decrease) in allowance account for credit losses of financial assets			158,724
Increase through origination or purchase, exposure to credit risk on loan commitments and financial guarantee contracts			72,427,570
Decrease through derecognition, financial assets			47,008,259
Stage Two [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Loans and advances to banks			13,812
Allowance account for credit losses of financial assets			1,215,323		1,042,597
Utilisation, allowance account for credit losses of financial assets			138,572
Stage Two [Member] | Lifetime expected credit losses [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts			1,065,389
Increase (decrease) in allowance account for credit losses of financial assets			172,726
Increase through origination or purchase, exposure to credit risk on loan commitments and financial guarantee contracts			1,943,921
Decrease through derecognition, financial assets			1,779,790
Stage Three [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Loans and advances to banks			341
Allowance account for credit losses of financial assets			7,244,502		$ 6,589,347
Utilisation, allowance account for credit losses of financial assets			3,617,762
Stage Three [Member] | Lifetime expected credit losses [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts			537,559
Increase (decrease) in allowance account for credit losses of financial assets			655,155
Decrease through derecognition, financial assets			5,183,154
Increase through origination or purchase, financial assets			2,007,062
Stage Three [Member] | Lifetime expected credit losses [member] | Infra Structure Advances [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Decrease through write-off, financial assets			302,325
Credit impairment charges [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Allowance account for credit losses of financial assets			$ 4,311,485

[1]	The provision for loan losses, net COP 4,311,485 differs from the COP 3,851,625 presented in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 459,860 due to the recovery of charged-off loans.
[2]	The provision for loan losses, net COP 3,879,559 differs from the COP 3,468,699 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 410,860 due to the recovery of charged-off loans.
[3]	The provision for loan losses, net COP 2,930,239 differs from the COP 2,643,710 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 286,529 due to the recovery of charged-off loans.
[4]	The provision for loan losses net of COP 318,279 differs from the COP 323,290 presented in “Credit impairment charges on loans and advances and financial leases, net" in note 30. Discontinued operations, in the amount of COP 5,011 due to provision on off balance sheet credit exposures that was accounted for as a liability under IAS 37.